Mine properties, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [Abstract]
Disclosure of detailed information about Mine properties, plant and equipment [Table Text Block]
	Building and			Buildings,
	Computer		Mine	Plant and	Construction
	Equipment	Vehicles	Properties	Equipment	In Progress	Total
Cost
Balance at December 31, 2022	$6,388	$321	$106,455	$180,303	$29,424	$322,891
Additions	175	-	25,501	6,329	21,423	53,428
Credits received	(555)	-	-	-	-	(555)
Disposals	(370)	-	-	(2,326)	-	(2,696)
Reclassifications	-	-	-	41,902	(41,902)	-
Effects of changes in foreign exchange rates	51	25	7,138	13,853	2,826	23,893
Balance at December 31, 2023	$5,689	$346	$139,094	$240,061	$11,771	$396,961

	Building and			Buildings,
	Computer		Mine	Plant and	Construction
	Equipment	Vehicles	Properties	Equipment	In Progress	Total
Additions	1	-	13,666	10,492	14,429	38,588
Disposals	(10)	-	-	(4,664)	-	(4,674)
Assets held for sale (note 6)	(4,894)	-	-	(5,679)	-	(10,573)
Reclassifications	-	-	-	9,007	(9,007)	-
Effects of changes in foreign exchange rates	(116)	(76)	(26,796)	(53,236)	(3,483)	(83,707)
Balance at December 31, 2024	$670	$270	$125,964	$195,981	$13,710	$336,595
Accumulated Depreciation
Balance at December 31, 2022	$1,575	$265	$38,746	$107,068	$-	$147,654
Depreciation	1,324	13	8,473	18,801	-	28,611
Disposals	(370)	-	-	(2,326)	-	(2,696)
Effects of changes in foreign exchange rates	(74)	20	2,515	8,755	-	11,216
Balance at December 31, 2023	$2,455	$298	$49,734	$132,298	$-	$184,785
Depreciation	455	12	14,158	16,967	-	31,592
Disposals	(10)	-	-	(4,664)	-	(4,674)
Assets held for sale (note 6)	(2,365)	-	-	(2,401)	-	(4,766)
Effects of changes in foreign exchange rates	(71)	(67)	(10,608)	(30,352)	-	(41,098)
Balance at December 31, 2024	$464	$243	$53,284	$111,848	$-	$165,839
Net Book Value
At December 31, 2023	$3,234	$48	$89,360	$107,763	$11,771	$212,176
At December 31, 2024	$206	27	$72,680	$84,133	$13,710	$170,756